SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Schedule of amounts and balances of the VIEs were included in the Group's consolidated financial statements after the elimination of intercompany balances and transactions

	As of December 31,
	2020	2021
Current Assets:
Cash and cash equivalents	73,838	147,192
Restricted cash	57,638	107
Accounts receivable, net	143,210	180,901
Notes receivable, net	5,496	23,418
Inventories	298,020	397,993
Prepayments and other current assets	246,264	129,036
Total current assets	824,466	878,647
Property and equipment	10,168	23,793
Intangible assets, net	920	862
Long-term investments	140	—
Operating lease right-of-use assets	52,439	85,239
Other non-current assets	2,367	11,810
Total assets	890,500	1,000,351

Current Liabilities:
Accounts payable	(667,032)	(614,527)
Accrued expenses and other current liabilities	(58,975)	(146,570)
Total current liabilities	(726,007)	(761,097)
Long-term operating lease liabilities	(33,843)	(62,018)
Total liabilities	(759,850)	(823,115)

	Year Ended December 31,
	2019	2020	2021
Net revenues	3,302,818	4,523,586	5,046,378
Total cost and expenses	(3,383,187)	(4,565,505)	(4,966,795)
Net (loss) income	(80,369)	(41,919)	79,583

	Year Ended December 31,
	2019	2020	2021
Net cash used in operating activities	(263,750)	(194,149)	(151,421)
Net cash used in investing activities	(4,684)	(4,180)	(17,967)
Net cash provided by (used in) financing activities	87,892	(64,963)	13,355

Schedule of allowance for doubtful accounts

Accounts receivable mainly consists of amounts due from the Group’s customers, which is recorded net of allowance for credit losses.

Since January 1, 2020, the Group adopted ASU No. 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments using the modified retrospective transition method. The Group applied a current expected credit losses (“CECL”) model for financial instruments measured at amortized cost. The Group has developed a CECL model based on historical experience, the age of the accounts receivable balances, credit quality of its customers, economic conditions, and other factors that may affect its ability to collect from customers.

Total allowance for
credit losses
Balance at December 31, 2019	—
Credit loss expense	429
Write-offs	—

Balance at December 31, 2020	429
Credit loss expense	1,020
Write-offs	(301)

Balance at December 31, 2021	1,148

Schedule of estimated useful lives

Leasehold improvements	Shorter of the lease term or their estimated useful lives
Furniture, fixtures and equipment	3-5 years
Electronic equipment	3-5 years
Vehicles	4-5 years

Schedule of assets and liabilities measured at fair value on a recurring basis

Fair Value Measurements at Reporting Date Using
		Quoted Prices		Significant
	Fair Value	in Active Markets	Significant Other	Unobservable
	as of	for Identical	Observable	Inputs
	December 31, 2021	Assets (Level 1)	Inputs (Level 2)	(Level 3)

Short-term investments	182,556	—	182,556	—

Schedule of product revenues and segment profit/(loss) generated by its segments

	Year Ended December 31,
	2019	2020	2021
B2C segment
Product revenues	636,430	666,223	491,855
Service revenues	17,818	25,043	30,896
Cost of products sold*	(535,577)	(551,998)	(413,333)
Segment profit for B2C Business	118,671	139,268	109,418

B2B segment
Product revenues	3,293,268	7,490,449	11,839,850
Service revenues	4,537	21,442	63,301
Cost of products sold*	(3,251,293)	(7,285,327)	(11,391,474)
Segment profit for B2B Business	46,512	226,564	511,677

Total segment profit	165,183	365,832	621,095

Schedule of reconciliation of the reportable segments' measures of profit or loss to the Group's consolidated loss before income taxes

	Year Ended December 31,
	2019	2020	2021

Total profit for reportable segments	165,183	365,832	621,095
Unallocated amounts:
Fulfillment expenses	(128,996)	(226,930)	(355,836)
Selling and marketing expenses	(340,562)	(399,610)	(513,146)
General and administrative expenses	(123,501)	(128,226)	(206,981)
Technology expenses	(61,902)	(92,080)	(189,284)
Other operating (expenses) income, net	(3,735)	7,703	2,012
Interest income	4,802	6,312	9,776
Interest expense	(3,622)	(8,817)	(5,488)
Foreign exchange (loss) gain	(10,328)	5,547	1,937
Other income, net	834	3,161	14,890
Loss before income tax	(501,827)	(467,108)	(621,025)

Schedule of revenues from different product groups and services

	Year Ended December 31,
	2019	2020	2021
Product Revenues	3,929,698	8,156,672	12,331,705
Drugs	3,595,419	7,398,433	11,681,106
Nutritional supplements	245,644	559,239	442,497
Contact lenses.	18,110	3,420	38
Medical supplies and devices	50,178	149,051	124,919
Other products.	20,347	46,529	83,145
Service Revenues	22,355	46,485	94,197
MP Service	17,239	30,533	52,309
Other Services	5,116	15,952	41,888
Total	3,952,053	8,203,157	12,425,902